Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor
Current Assets :
Cash	$ 80,358	$ 53,523	$ 53,523	$ 55,199
Restricted cash	5,508	5,288	5,288	6,100
Accounts receivable, net	57,230	60,930	60,930	62,228
Prepaid expenses and other assets	19,592	21,526	21,526	17,529
Total current assets	162,688	141,267	141,267	141,056
Investments in equity investees	12,292	12,267	12,267
Property and equipment, net	35,163	36,685	36,685	43,689
Goodwill	372,506	371,712	371,712	372,584
Other intangible assets, net	436,416	448,914	448,914	490,616
Other long-term assets	21,731	22,894	22,894	29,964
Total assets	1,040,796	1,033,739	1,033,739	1,077,909
Current Liabilities:
Accrued liabilities	37,783	29,581	29,581	40,951
Accounts payable	17,473	21,786	21,786	17,707
Unearned income	915	900	900	316
Income tax payable	2,002	3,383	3,383	2,439
Current portion of long-term debt				3,550
Deferred tax liability, net	9,900	9,321	9,321	13,867
Total current liabilities	68,073	64,971	64,971	78,830
Long-term debt	524,367	523,833	523,833	558,623
Long-term deferred tax liability, net	89,955	91,431	91,431	112,885
Other long-term liabilities	449	449	449	2,228
Total liabilities	682,844	680,684	680,684	752,566
Commitments and contingencies (Note 22)
Stockholder's equity
Preferred stock (Par value $1.00; 0.5 million shares authorized; none issued)
Common stock (Par value $1.00; 2.5 million shares authorized; 100 shares issued and outstanding)
Additional paid-in capital	326,627	326,367	326,367	325,483
Retained earnings	31,537	28,006	28,006	2
Accumulated other comprehensive loss, net of tax of $19 and $13	(212)	(1,318)	(1,318)	(142)
Total stockholder's equity	357,952	353,055	353,055	325,343
Total liabilities and stockholder's equity	$ 1,040,796	$ 1,033,739	$ 1,033,739	$ 1,077,909